Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Current, U.S. federal	$ 48,577	$ 45,348	$ 51,467
Current, U.S. state and local	7,285	7,731	7,813
Current, Foreign	597	511	386
Deferred, U.S. federal, state and local	6,970	(6,995)	(3,271)
Deferred, Foreign	8	7	120
Total	$ 63,437	$ 46,602	$ 56,515